Offerings - Offering: 1	Mar. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001
Amount Registered | shares	4,445,208
Proposed Maximum Offering Price per Unit	1.09
Maximum Aggregate Offering Price	$ 4,845,276.72
Fee Rate	0.01381%
Amount of Registration Fee	$ 669.13
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share ("Common Stock") of Cognition Therapeutics, Inc. (the "Company") that become issuable by reason of any future stock dividend, stock split, recapitalization or other similar transaction or to cover such additional shares as may hereinafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments, effected without the receipt of consideration by the Company, which results in an increase in the number of the outstanding shares of Common Stock. Represents 4,445,208 shares of Common Stock that were added to the shares authorized for issuance under the Cognition Therapeutics, Inc. 2021 Equity Incentive Plan (the "Plan") on January 1, 2026, pursuant to an "evergreen" provision contained in the Plan. Pursuant to such provision in the Plan, the aggregate number of shares of Common Stock authorized to be awarded under the Plan will automatically increase on January 1 of each year, in an amount equal to the lesser of (A) 5 % of the shares issued and outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares as determined by the board of directors of the Company. Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act. The price shown is based upon the average of the high and low prices reported for the common stock on the Nasdaq Capital Market on March 20, 2026.